Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	TITAN ENVIRONMENTAL SOLUTIONS INC.
Entity Central Index Key	0001514056
Entity Primary SIC Number	4212
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 E. Long Lake Road
Entity Address, Address Line Two	Suite 100A
Entity Address, City or Town	Bloomfield Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48304
City Area Code	(248)
Local Phone Number	775-7400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	300 E. Long Lake Road
Entity Address, Address Line Two	Suite 100A
Entity Address, City or Town	Bloomfield Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48304
City Area Code	(248)
Local Phone Number	775-7400
Contact Personnel Name	Glen Miller